Warranty - Schedule of Company's Warranty Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantees [Abstract]
Balance, beginning of year	$ 94	$ 76	$ 68
Expense, net	40	43	46
Settlements	(46)	(46)	(38)
Acquisitions [note 6]	1	17	0
Foreign exchange and other	2	4	0
Balance, end of year	$ 91	$ 94	$ 76